Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Cash [abstract]
Cash and due from banks in domestic currency		R$ 12,939,852	R$ 12,432,290
Cash and due from banks in foreign currency		2,088,498	2,085,650
Compulsory deposits with the Central Bank	[1]	66,714,226	58,036,531
Other		375	180
Total		R$ 81,742,951	R$ 72,554,651

[1]	Compulsory deposits with the Brazilian Central Bank refer to a minimum balance that financial institutions must maintain at the Brazilian Central Bank based on a percentage of deposits received from third parties.